INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

13. INCOME TAXES

The Company has $Nil in non-capital losses in the US that may be applied against future taxable income.

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Deferred income tax assets
Non-capital loss carry-forwards	$216,826	$22,609
Deferred income tax assets	$216,826	$22,609
Deficiency (excess) of carrying value over tax value of property, plant and equipment	$(216,826)	$-
Excess of carrying value over tax value of intangible assets	-	(22,609)
Deferred income tax liability	$(216,826)	$(22,609)
Net deferred tax asset (liability)	$-	$-

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Excess of tax value over carrying value of mineral properties	$1,135	$1,536
Non-capital losses carried forward	1,411,411	936,086
Property, plant and equipment	-	14,809
Intangible assets	49,992	-
Lease liability	77,682	40,297
Unrecognized deductible temporary differences	$1,540,220	$992,728

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% (2020 - 27.00%; 2019 - 27.00%) to income (loss) before income taxes as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Income (loss) before income taxes	$(2,758,567)	$(1,307,890)	$3,334,043
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax (benefit) liability computed at statutory tax rate	(744,813)	(353,130)	900,192
Items not deductible for income tax purposes	(107,916)	147,116	(12,564)
Under provision of taxes in prior years	99,873	(84,532)	36,225
Change in timing differences	91,007	499,718	135,130
Impact of foreign exchange on tax assets and liabilities	4,444	(7,163)	(39,116)
Unused tax losses and tax offsets not recognized	813,044	33,082	(983,204)
Income tax expense	155,639	235,091	36,663
Penalties and interest included in income tax expense	-	-	27,989
Texas margin tax and branch tax	17,000	13,901	34,425
Income tax expense	$172,639	$248,992	$99,077